Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets

The details of the right-of-use assets recognized as at December 31, 2024 are as follows:

Office lease
Balance, December 31, 2022	$324,070
Amortization	(205,424)
Movement in exchange rates	3,336
Balance, December 31, 2023	121,982
Amortization	(118,049)
Movement in exchange rates	(3,933)
Balance, December 31, 2024	$—